Intangible Assets, Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2013 (actual)	$ 1,504	$ 1,674	$ 1,880
Estimate for year ended December 31, [Abstract]
2014	1,611
2015	1,464
2016	1,308
2017	1,180
2018	1,053
Finite lived intangible assets [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2013 (actual)	1,762
Amortized MSRs [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2013 (actual)	254
Estimate for year ended December 31, [Abstract]
2014	247
2015	215
2016	177
2017	134
2018	100
Core deposit intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2013 (actual)	1,241
Estimate for year ended December 31, [Abstract]
2014	1,113
2015	1,022
2016	919
2017	851
2018	769
Customer relationship and other intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2013 (actual)	267
Estimate for year ended December 31, [Abstract]
2014	251
2015	227
2016	212
2017	195
2018	$ 184